Capital Stock - Restricted Share Unit Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	15,185,000	8,595,000	2,703,000
Granted during the period, Number	21,741,000	11,189,000	7,093,000
Vested during the period, Number	(4,977,000)	(2,697,000)	(359,000)
Cancelled during the period, Number	(7,604,000)	(1,902,000)	(842,000)
Ending balance	24,345,000	15,185,000	8,595,000
Beginning balance, Weighted-Average Grant Date Fair Value	$ 13.83	$ 31.96	$ 57.40
Granted during the period, Weighted Average Grant Date Fair Value	$ 7.39	$ 7.94	$ 25.33
Vested during the period, Weighted-Average Grant Date Fair Value	$ 17.11	$ 38.96	$ 60.42
Cancelled during the period, Weighted-Average Grant Date Fair Value	$ 11.44	$ 25.46	$ 45.73
Ending balance, Weighted-Average Grant Date Fair Value	$ 8.15	$ 13.83	$ 31.96
Average Remaining Contractual Life in Years	2 years 10 months 10 days
Aggregate Intrinsic Value	$ 244
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Outstanding, Number	23,736,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 8.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Average Remaining Contractual Life in Years	2 years 10 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Intrinsic Value	237
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 3	$ 0	$ 9